Schedule of contract liabilities (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2024
Contract Costs And Liabilities
Beginning		$ 7,846,200	$ 5,691,250	$ 4,065,000
Revenues	$ (8,622,100)	(27,448,400)	(25,220,500)	(13,018,550)
Collections from customers		26,003,200	27,375,450	14,644,800
Ending	$ 6,401,000	$ 6,401,000	$ 7,846,200	$ 5,691,250